UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2485

John Hancock Current Interest
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock INVESTMENTS

John Hancock Money Market Fund

QUARTERLY PORTFOLIO HOLDINGS

12.31.2013

Money Market Fund
As of 12-31-13 (Unaudited)

Maturity Date	Yield* (%)	Par value	Value

Asset Backed Commercial Paper 21.2%			$82,566,359

(Cost $82,566,359)

CAFCO LLC
03/19/14	0.320	$18,000,000	17,987,680
Chariot Funding LLC
03/04/14 to 07/01/14	0.240 to 0.350	17,500,000	17,479,303
Govco LLC
01/17/14 to 06/24/14	0.190 to 0.310	19,000,000	18,989,393
Jupiter Securitization Company LLC
01/02/14	0.010	7,971,000	7,970,998
MetLife Short Term Funding LLC
01/02/14	0.090	2,000,000	1,999,995
Old Line Funding LLC
01/02/14	0.020	18,139,000	18,138,990

Commercial Paper 39.3%			$152,914,547

(Cost $152,914,547)

Anheuser-Busch InBev Worldwide, Inc.
01/24/14 to 05/13/14	0.190 to 0.270	18,375,000	18,363,502
Bank of Tokyo-Mitsubishi UFJ, Ltd.
01/03/14 to 01/03/14	0.100 to 0.110	19,000,000	18,999,890
BASF SE
03/27/14	0.300	6,000,000	5,995,750
BMW U.S. Capital LLC
01/02/14	0.020	19,000,000	18,999,989
Caisse Centrale Desjardins
01/28/14 to 02/03/14	0.140 to 0.150	10,100,000	10,098,778
Cargill Global Funding PLC
01/13/14	0.060	5,000,000	4,999,900
Deutsche Bank Financial LLC
03/31/14 to 07/31/14	0.360 to 0.360	10,000,000	9,985,000
Electricite de France SA
01/10/14 to 01/02/15	0.420 to 0.800	18,500,000	18,476,720
Sigma-Aldrich Corp.
01/03/14	0.050	18,000,000	17,999,950
Sumitomo Mitsui Trust Holdings, Inc.
03/26/14	0.210	10,000,000	9,995,100
Unilever Capital Corp.
01/03/14	0.030	19,000,000	18,999,968

Corporate Interest-Bearing Obligations 23.3%			$90,773,340

(Cost $90,773,340)

American Honda Finance Corp. (P)
12/05/14	0.242	5,000,000	5,000,000
American Honda Finance Corp. (P)(S)
06/18/14 to 07/17/14	0.264 to 0.643	5,700,000	5,701,225
Australia & New Zealand Banking Group, Ltd. (P)(S)
01/10/14	0.984	2,100,000	2,100,375
Australia & New Zealand Banking Group, Ltd. (S)
01/10/14	2.125	1,420,000	1,420,634
BHP Billiton Finance USA, Ltd.
04/01/14	5.500	3,850,000	3,898,436

1

Money Market Fund
As of 12-31-13 (Unaudited)

Maturity Date	Yield* (%)	Par value	Value
Caterpillar Financial Services Corp.
02/17/14 to 05/20/14	1.375 to 6.125	$5,660,000	$5,691,910
Credit Suisse New York (P)
01/14/14	1.204	2,888,000	2,888,936
Credit Suisse New York
01/14/14 to 05/01/14	2.200 to 5.500	14,000,000	14,183,563
E.I. du Pont de Nemours & Company
03/25/14	1.750	1,300,000	1,304,369
General Electric Capital Corp. (P)
02/06/14 to 04/07/14	0.750 to 0.873	16,427,000	16,454,258
General Electric Capital Corp.
05/13/14	5.900	2,000,000	2,039,877
JPMorgan Chase & Company (P)
01/24/14	1.038	6,945,000	6,948,250
National Rural Utilities Cooperative Finance Corp. (P)
02/18/14 to 04/04/14	0.318 to 0.493	3,400,000	3,400,283
National Rural Utilities Cooperative Finance Corp.
03/01/14	4.750	1,125,000	1,133,048
Old Line Funding LLC (S)
02/04/14	0.188	750,000	750,000
Philip Morris International, Inc.
03/17/14	6.875	2,500,000	2,534,451
Sanofi
03/28/14	1.625	1,350,000	1,354,207
Toyota Motor Credit Corp. (P)
07/14/14	0.244	10,000,000	10,000,000
Wells Fargo & Company
10/01/14	3.750	1,430,000	1,465,320
Westpac Banking Corp. (P)(S)
03/31/14	0.977	2,500,000	2,504,198

U.S. Government & Agency Obligations 6.6%			$25,718,450

(Cost $25,718,450)

Federal Farm Credit Bank (P)
01/21/14 to 02/19/15	0.120 to 0.320	11,505,000	11,506,941
Federal National Mortgage Association (P)
06/23/14	0.360	14,200,000	14,211,509

Certificate of Deposit 3.6%			$14,000,000

(Cost $14,000,000)

Canadian Imperial Bank of Commerce (P)
03/21/14	0.265	6,000,000	6,000,000
Royal Bank of Canada (P)
06/24/14	0.274	5,000,000	5,000,000
Wells Fargo Bank N.A. (P)
03/07/14	0.218	3,000,000	3,000,000

	Par value	Value

Repurchase Agreement 5.5%		$21,338,000

(Cost $21,338,000)

Barclays Tri-Party Repurchase Agreement dated 12-31-13 at 0.010%
to be repurchased at $18,638,010 on 1-2-14, collateralized by
$19,458,800 U.S. Treasury Notes, 0.750% due 2-28-18 (valued at
$19,010,812, including interest)	18,638,000	18,638,000

2

Money Market Fund
As of 12-31-13 (Unaudited)

	Par value	Value
Repurchase Agreement with State Street Corp. dated 12-31-13 at
0.000% to be repurchased at $2,700,000 on 1-2-14, collateralized by $2,810,000 U.S. Treasury Notes, 0.625% due 9-30-17 (valued at
$2,756,436, including interest)	$2,700,000	$2,700,000

Total investments (Cost $387,310,696)† 99.5%		$387,310,696

Other assets and liabilities, net 0.5%		$2,021,908

Total net assets 100.0%		$389,332,604

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund. Maturity date represents the final legal maturity date on the security.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 12-31-13, the aggregate cost of investment securities for federal income tax purposes was $387,310,696.

3

Money Market Fund
As of 12-31-13 (Unaudited)

Notes to the Portfolio of Investments

Security valuation. Securities in the fund’s portfolio are valued at amortized cost, in accordance with Rule 2a-7 under the Investment Company Act of 1940, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the fund.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of December 31, 2013, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

4

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line	**800-225-5291** **800-338-8080**

This report is for the information of the shareholders of John Hancock Money Market Fund.

44Q3 12/13
2/14

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Current Interest

By:	/s/ Hugh McHaffie
------------------------------
Hugh McHaffie
President

Date:	February 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	February 19, 2014

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	February 19, 2014